Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
Carrying Amount
(in thousands)
Balance as of December 31, 2023	$367,566
Addition from acquisitions	-
Balance as of December 31, 2024	$367,566

Schedule of intangible assets, net
	December 31,
	2023	2024
Cost:	(in thousands)

Technology	$63,677	$63,677
Customer relations	27,856	27,856
Partnership Agreement	11,366	11,366
Marketing Asset	19,263	19,263
Trademark	731	731
GTS Duty Calculator	3,398	3,398

	$126,291	$126,291
Less - accumulated amortization:

Technology	(20,362)	(29,978)
Customer relations	(17,065)	(20,135)
Partnership Agreement	(3,778)	(5,673)
Marketing Asset	(5,768)	(9,620)
Others	(1,294)	(1,673)
Total accumulated amortization	$(48,267)	$(67,079)

Intangible assets, net	$78,024	$59,212

Schedule of future estimated amortization expense
(in thousands)
Year Ending December 31,
2025	$17,607
2026	17,607
2027	14,165
2028	8,840
2029	425
Thereafter	568

$59,212

Schedule of amortization expense
	December 31,
	2023	2024
	(in thousands)

Cost of revenues	$11,183	$9,994
Selling and marketing	9,251	8,818

	$20,434	$18,812